Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets - VIE's [Member] - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
ASSETS:
Cash and cash equivalents		$ 23,091,162	$ 68,296,949
Due from intercompany and others		11,005,498	7,582,199
TOTAL CURRENT ASSETS		34,096,660	75,879,148
Other non-current assets
Investment in subsidiaries, VIE, and VIEs’ subsidiaries		159,855,586	115,680,581
TOTAL ASSETS		193,952,246	191,559,729
CURRENT LIABILITIES
Accrued expenses and other liabilities		8,320,441	10,933,373
TOTAL CURRENT LIABILITIES		8,320,441	10,933,373
Commitments and contingencies
Shareholders’ equity*
Treasury shares, at cost	[1]	(355,844)
Additional paid-in capital	[1]	130,503,387	130,318,637
Unearned compensation	[1]		(125,630)
Retained earnings	[1]	53,214,304	37,819,226
Statutory reserve	[1]	9,167,845	6,942,111
Accumulated other comprehensive income	[1]	(6,937,950)	5,632,199
Total shareholders’ equity	[1]	185,631,805	180,626,356
Total liabilities and shareholders’ equity	[1]	193,952,246	191,559,729
Class A Common Stock [Member]
Shareholders’ equity*
Common stock, value	[1]	40,063	39,813
Class B Common Stock [Member]
Shareholders’ equity*
Common stock, value	[1]

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.